                        METLIFE VARIABLE LIFE ACCUMULATOR
                   METLIFE VARIABLE LIFE ACCUMULATOR SERIES 2
                  METLIFE VARIABLE LIFE ACCUMULATOR SERIES III
                      METLIFE VARIABLE SURVIVORSHIP LIFE II


                Flexible Premium Variable Life Insurance Policies
                        MAY 1, 2011 PROSPECTUS SUPPLEMENT


                            ISSUED TO INDIVIDUALS BY:
 METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                 LIFE INSURANCE


This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005, as annually and periodically supplemented, for MetLife Variable Life Accumulator and MetLife Variable Life Accumulator Series 2, or April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life Accumulator Series III and MetLife Variable Survivorship Life II, flexible premium variable life insurance policies issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.


You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" for additional Funds that may be available depending on when you purchased your Policy):


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2     PIMCO Total Return Portfolio -- Class B
  American Funds Global Growth Fund               Pioneer Fund Portfolio -- Class A
  American Funds Growth Fund                      Pioneer Strategic Income
  American Funds Growth-Income Fund                  Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           T. Rowe Price Large Cap Value
  Contrafund(R) Portfolio -- Service Class           Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2            Third Avenue Small Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE                Portfolio -- Class B
  PRODUCTS TRUST -- CLASS 2                       Van Kampen Comstock Portfolio -- Class B
  Templeton Foreign Securities Fund             METROPOLITAN SERIES FUND, INC.
GOLDMAN SACHS VARIABLE INSURANCE                  BlackRock Aggressive Growth
  TRUST -- INSTITUTIONAL SHARES                      Portfolio -- Class D
  Goldman Sachs Strategic Growth Fund             BlackRock Diversified Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES              BlackRock Legacy Large Cap Growth
  Enterprise Portfolio                               Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         BlackRock Money Market Portfolio -- Class
  Legg Mason ClearBridge Variable Aggressive         A
     Growth Portfolio -- Class I                  Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity          FI Value Leaders Portfolio -- Class D
     Income Builder Portfolio -- Class II         MetLife Conservative Allocation
  Legg Mason ClearBridge Variable                    Portfolio -- Class B
     Fundamental All Cap Value Portfolio          MetLife Conservative to Moderate
     -- Class I                                      Allocation Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap       MetLife Moderate Allocation
     Growth Portfolio -- Class I                     Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         MetLife Moderate to Aggressive Allocation
  Legg Mason Western Asset Variable High             Portfolio -- Class B
     Income Portfolio                             MetLife Stock Index Portfolio -- Class A
MET INVESTORS SERIES TRUST                        MFS(R) Total Return Portfolio -- Class F
  Clarion Global Real Estate                      MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                         Russell 2000(R) Index Portfolio -- Class A
  Invesco Small Cap Growth                        T. Rowe Price Large Cap Growth
     Portfolio -- Class A                            Portfolio -- Class B
  Janus Forty Portfolio -- Class A                T. Rowe Price Small Cap Growth
  Lord Abbett Bond Debenture                         Portfolio -- Class B
     Portfolio -- Class A                         Western Asset Management U.S. Government
  MetLife Aggressive Strategy                        Portfolio -- Class A
     Portfolio -- Class B                       PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  MFS(R) Emerging Markets Equity                  Pioneer Mid Cap Value VCT Portfolio
     Portfolio -- Class B                       THE MERGER FUND VL
  PIMCO Inflation Protected Bond                VANGUARD VARIABLE INSURANCE FUNDS
     Portfolio -- Class A                         Mid-Cap Index Portfolio
                                                  Total Stock Market Index Portfolio




Certain Funds may have been subject to a name change, merger or substitution. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2010. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2010, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                   MINIMUM        MAXIMUM
                                                                 -----------    -----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-
1) fees, and other expenses).................................       0.20%          5.29%




FUND FEES AND EXPENSES


(as a percentage of average daily net assets)





                                            DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                 FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
----                             ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund.......................    0.53%       0.25%      0.03%           --          0.81%          --          0.81%
  American Funds Growth Fund....    0.32%       0.25%      0.02%           --          0.59%          --          0.59%
  American Funds Growth-Income
     Fund.......................    0.27%       0.25%      0.02%           --          0.54%          --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R) Portfolio
     -- Service Class...........    0.56%       0.10%      0.09%           --          0.75%          --          0.75%
  Equity-Income
     Portfolio -- Initial
     Class(+)...................    0.46%         --       0.10%           --          0.56%          --          0.56%
  High Income Portfolio
     -- Initial Class(+)........    0.57%         --       0.12%           --          0.69%          --          0.69%
  Mid Cap Portfolio -- Service
     Class 2....................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund(+).........    0.51%       0.25%      0.29%         0.01%         1.06%        0.01%         1.05%(1)
  Templeton Foreign Securities
     Fund.......................    0.65%       0.25%      0.14%         0.01%         1.05%        0.01%         1.04%(1)

                                            DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                 FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
----                             ---------- ------------ -------- ------------------ --------- --------------- ---------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth
     Fund.......................    0.75%         --       0.11%           --          0.86%          --          0.86%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio..........    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge
     Variable Aggressive Growth
     Portfolio -- Class I.......    0.75%         --       0.04%           --          0.79%          --          0.79%
  Legg Mason ClearBridge
     Variable Equity Income
     Builder Portfolio -- Class
     II.........................    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason ClearBridge
     Variable Fundamental All
     Cap Value
     Portfolio -- Class I.......    0.75%         --       0.05%           --          0.80%          --          0.80%
  Legg Mason ClearBridge
     Variable Large Cap Growth
     Portfolio -- Class I.......    0.75%         --       0.16%           --          0.91%          --          0.91%
  Legg Mason ClearBridge
     Variable Large Cap Value
     Portfolio -- Class I(+)....    0.65%         --       0.10%           --          0.75%          --          0.75%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio..................    0.60%         --       0.08%           --          0.68%          --          0.68%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A.......    0.62%         --       0.07%           --          0.69%          --          0.69%
  Invesco Small Cap Growth
     Portfolio -- Class A.......    0.85%         --       0.04%           --          0.89%        0.02%         0.87%(2)
  Janus Forty Portfolio -- Class
     A..........................    0.63%         --       0.04%           --          0.67%          --          0.67%
  Lord Abbett Bond Debenture
     Portfolio -- Class A.......    0.50%         --       0.03%           --          0.53%          --          0.53%
  MetLife Aggressive Strategy
     Portfolio -- Class B.......    0.09%       0.25%      0.02%         0.74%         1.10%        0.01%         1.09%(3)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A(+)....    0.94%         --       0.18%           --          1.12%          --          1.12%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B.......    0.94%       0.25%      0.18%           --          1.37%          --          1.37%
  MFS(R) Research International
     Portfolio -- Class B(+)....    0.69%       0.25%      0.09%           --          1.03%        0.03%         1.00%(4)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B(+)....    0.66%       0.25%      0.14%           --          1.05%        0.02%         1.03%(5)

                                            DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                 FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
----                             ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A(+)....    0.60%         --       0.06%           --          0.66%          --          0.66%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A.......    0.47%         --       0.04%           --          0.51%          --          0.51%
  PIMCO Total Return
     Portfolio -- Class B.......    0.48%       0.25%      0.03%           --          0.76%          --          0.76%
  Pioneer Fund
     Portfolio -- Class A.......    0.64%         --       0.05%           --          0.69%        0.02%         0.67%(6)
  Pioneer Strategic Income
     Portfolio -- Class A.......    0.59%         --       0.08%           --          0.67%          --          0.67%
  RCM Technology
     Portfolio -- Class B(+)....    0.88%       0.25%      0.09%           --          1.22%          --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B.......    0.57%       0.25%      0.02%           --          0.84%          --          0.84%(7)
  Third Avenue Small Cap Value
     Portfolio -- Class B.......    0.74%       0.25%      0.04%           --          1.03%          --          1.03%
  Van Kampen Comstock
     Portfolio -- Class B.......    0.60%       0.25%      0.04%           --          0.89%          --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D.......    0.73%       0.10%      0.04%           --          0.87%          --          0.87%
  BlackRock Diversified
     Portfolio -- Class A.......    0.46%         --       0.04%           --          0.50%          --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A..........................    0.73%         --       0.04%           --          0.77%        0.02%         0.75%(8)
  BlackRock Money Market
     Portfolio -- Class A.......    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(9)
  Davis Venture Value
     Portfolio -- Class A.......    0.70%         --       0.03%           --          0.73%        0.05%         0.68%(10)
  FI Value Leaders
     Portfolio -- Class D.......    0.67%       0.10%      0.06%           --          0.83%          --          0.83%
  Jennison Growth
     Portfolio -- Class A(+)....    0.62%         --       0.02%           --          0.64%        0.07%         0.57%(11)
  MetLife Conservative
     Allocation Portfolio
     -- Class B.................    0.10%       0.25%      0.01%         0.55%         0.91%        0.01%         0.90%(12)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B.......    0.08%       0.25%      0.02%         0.61%         0.96%          --          0.96%
  MetLife Moderate Allocation
     Portfolio -- Class B.......    0.06%       0.25%        --          0.66%         0.97%          --          0.97%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B.......    0.06%       0.25%      0.01%         0.71%         1.03%          --          1.03%
  MetLife Stock Index
     Portfolio -- Class A.......    0.25%         --       0.02%           --          0.27%        0.01%         0.26%(13)
  MFS(R) Total Return
     Portfolio -- Class F.......    0.54%       0.20%      0.04%           --          0.78%          --          0.78%

                                            DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                 FEE    (12B-1) FEES EXPENSES    AND EXPENSES     EXPENSES  REIMBURSEMENT      EXPENSES
----                             ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MFS(R) Value Portfolio
     -- Class A.................    0.71%         --       0.02%           --          0.73%        0.11%         0.62%(14)
  Oppenheimer Global Equity
     Portfolio -- Class A(+)....    0.53%         --       0.08%           --          0.61%          --          0.61%
  Oppenheimer Global Equity
     Portfolio -- Class B(+)....    0.53%       0.25%      0.08%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A.......    0.25%         --       0.07%         0.01%         0.33%          --          0.33%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.......    0.60%       0.25%      0.04%           --          0.89%          --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B.......    0.50%       0.25%      0.07%           --          0.82%          --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A.......    0.47%         --       0.03%           --          0.50%        0.01%         0.49%(15)
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT
     Portfolio..................    0.65%       0.25%      0.09%           --          0.99%          --          0.99%
THE MERGER FUND VL..............    1.25%         --       4.01%         0.03%         5.29%        2.10%         3.19%(16)
VANGUARD VARIABLE INSURANCE
  FUNDS
  Mid-Cap Index Portfolio.......    0.24%         --       0.04%           --          0.28%          --          0.28%
  Total Stock Market Index
     Portfolio..................      --          --         --          0.20%         0.20%          --          0.20%



-------


+ Not available under all Policies. Availability depends on Policy issue date.


(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.


(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio's average daily net assets from $250 million to $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.


(7) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.


(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio's Class B shares to 0.35% of average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(15) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.


(16) The Fund's adviser has contractually agreed to absorb expenses of the Fund and/or to waive fees due to the adviser in order to ensure that total fund operating expenses, excluding interest expense, dividends on securities sold short, and acquired fund fees and expenses, on an annual basis do not exceed 1.40%. This contract expires June 30, 2013.



Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

                                    THE FUNDS


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth     Seeks long-term growth of          Capital Research and Management
     Fund                          capital.                           Company
  American Funds Growth Fund       Seeks growth of capital.           Capital Research and Management
                                                                      Company
  American Funds Growth-Income     Seeks long-term growth of capital  Capital Research and Management
     Fund                          and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)                    Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Equity-Income                    Seeks reasonable income. The fund  Fidelity Management & Research
     Portfolio -- Initial          will also consider the potential   Company
     Class(+,#)                    for capital appreciation. The      Subadviser: FMR Co., Inc.
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   S&P 500(R).
  High Income                      Seeks a high level of current      Fidelity Management & Research
     Portfolio -- Initial          income, while also considering     Company
     Class(+,#)                    growth of capital.                 Subadviser: FMR Co., Inc.
  Mid Cap Portfolio -- Service     Seeks long-term growth of          Fidelity Management & Research
     Class 2                       capital.                           Company
                                                                      Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund(+)
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth   Seeks long-term growth of          Goldman Sachs Asset Management,
     Fund                          capital.                           L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio             Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks a high level of current      Legg Mason Partners Fund Advisor,
     Equity Income Builder         income. Long-term capital          LLC
     Portfolio -- Class II         appreciation is a secondary        Subadviser: ClearBridge Advisors,
                                   objective.                         LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  Legg Mason ClearBridge Variable  Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental All Cap Value     Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Value               capital. Current income is a       LLC
     Portfolio -- Class I(+)       secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset         Seeks high current income as its   Legg Mason Partners Fund Advisor,
     Variable High Income          primary objective and capital      LLC
     Portfolio                     appreciation as its secondary      Subadvisers: Western Asset
                                   objective.                         Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate       Seeks total return through         MetLife Advisers, LLC
     Portfolio -- Class A          investment in real estate          Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities LLC
                                   capital appreciation and current
                                   income.
  Invesco Small Cap Growth         Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Invesco Advisers,
                                                                      Inc.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lord Abbett Bond Debenture       Seeks high current income and the  MetLife Advisers, LLC
     Portfolio -- Class A          opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
  MetLife Aggressive Strategy      Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A(+)                                          Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: Massachusetts
                                                                      Financial Services Company
  Morgan Stanley Mid Cap Growth    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: Morgan Stanley
                                                                      Investment Management Inc.
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation                                                     Subadviser: OppenheimerFunds,
     Portfolio -- Class A(+,#)                                        Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  PIMCO Inflation Protected Bond   Seeks maximum real return,         MetLife Advisers, LLC
     Portfolio -- Class A          consistent with preservation of    Subadviser: Pacific Investment
                                   capital and prudent investment     Management Company LLC
                                   management.
  PIMCO Total Return               Seeks maximum total return,        MetLife Advisers, LLC
     Portfolio -- Class B          consistent with the preservation   Subadviser: Pacific Investment
                                   of capital and prudent investment  Management Company LLC
                                   management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        MetLife Advisers, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  RCM Technology                   Seeks capital appreciation; no     MetLife Advisers, LLC
     Portfolio -- Class B(+)       consideration is given to income.  Subadviser: RCM Capital
                                                                      Management LLC
  T. Rowe Price Large Cap Value    Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation by investing in       Subadviser: T. Rowe Price
                                   common stocks believed to be       Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
  Third Avenue Small Cap Value     Seeks long-term capital            MetLife Advisers, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
  Van Kampen Comstock              Seeks capital growth and income.   MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: Invesco Advisers,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Diversified            Seeks high total return while      MetLife Advisers, LLC
     Portfolio -- Class A          attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio -- Class A   capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  Davis Venture Value              Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                             Subadviser: Davis Selected
                                                                      Advisers, L.P.
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
  Jennison Growth                  Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A(+)       capital.                           Subadviser: Jennison Associates
                                                                      LLC
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MetLife Stock Index              Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation.        MetLife Advisers, LLC
     A                                                                Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class A(+,#)                                        Subadviser: OppenheimerFunds,
                                                                      Inc.
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B(+)                                          Subadviser: OppenheimerFunds,
                                                                      Inc.
  Russell 2000(R) Index            Seeks to equal the performance of  MetLife Advisers, LLC
     Portfolio -- Class A          the Russell 2000(R) Index.         Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  T. Rowe Price Small Cap Growth   Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: T. Rowe Price
                                                                      Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government Portfolio          consistent with preservation of    Subadviser: Western Asset
     -- Class A                    capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Mid Cap Value VCT        Seeks capital appreciation by      Pioneer Investment Management,
     Portfolio                     investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE MERGER FUND VL                 Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   LLC
VANGUARD VARIABLE INSURANCE FUNDS
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark index that measures
                                   the investment return of mid-
                                   capitalization stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.



---------

+ Not available under all Policies. Availability depends on Policy issue date.


# This Portfolio is not available in Metlife Variable Survivorship Life II Policies.

ADDITIONAL INFORMATION REGARDING FUNDS


Certain Funds were subject to a name change, merger or substitution. The chart below identifies the former name and the new name of these Funds.



FUND NAME CHANGE



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income Portfolio        T. Rowe Price Large Cap Value Portfolio




FUND MERGER



The following Former Fund merged into the New Fund.



                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  MetLife Aggressive Allocation Portfolio --     MetLife Aggressive Strategy
     Class B                                     Portfolio -- Class B




FUND SUBSTITUTIONS



The following new Funds were substituted for the Former Funds.



                 FORMER FUNDS                                    NEW FUNDS
---------------------------------------------  ---------------------------------------------
JANUS ASPEN SERIES                             MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service         RCM Technology Portfolio -- Class B
     Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Capital        Davis Venture Value Portfolio -- Class A
     Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST      MET INVESTORS SERIES TRUST
  Legg Mason Global Currents Variable            MFS(R) Research International
     International All Cap Opportunity           Portfolio -- Class B
     Portfolio



                      CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Oppenheimer Capital Appreciation Portfolio (Class A), 0.90% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Van Kampen Comstock Portfolio (Class B), and 1.22% for the RCM Technology Portfolio (Class B).


                                    TRANSFERS

--------------------------------------------------------------------------------


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Franklin Templeton Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth

Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio and Fidelity(R) VIP High Income Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions as described in your Prospectus.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

  - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

  - INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

  - INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

  -  A definition of a life insurance contract

  -  Diversification requirements for separate account assets

  -  Limitations on policy owner's control over the assets in a separate account

  - Guidelines to determine the maximum amount of premium that may be paid into a policy

  -  Limitations on withdrawals from a policy

  - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.


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

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.




Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and the estate tax was repealed in 2010 with a modified carryover basis for heirs.



The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the 2010 Act) has reinstated the estate and generation-skipping taxes through the end of 2012 with lower top rates and larger exemptions.



The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010.



These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.



It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012.



The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured,


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

but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


Book 45 (48,57,91)                                                   May 1, 2011



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